Marketable debt securities - Disclosure of information on liabilities secured by financial assets (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Marketable debt securities
Liabilities secured by mortgage-backed bonds	€ 24,619
Marketable debt securities
Marketable debt securities
Liabilities secured by asset-backed securities	37,717	€ 40,138	€ 40,519
Liabilities secured by mortgage-backed securities	3,019	1,549	1,487
Liabilities secured by other mortgage securities	49,478	43,650	41,779
Liabilities secured by mortgage-backed bonds	24,619	22,049	23,197
Liabilities secured by territorial covered bond	764	352	630
Liabilities secured by financial assets	€ 87,959	€ 84,140	€ 82,928